New standards and interpretations (Details) - CAD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Assets
Property and equipment		$ 1,282	$ 316
Current liabilities
Lease obligation		240
Non-current liabilities
Lease liabilities		$ 1,089
IFRS 16 [Member]
Assets
Property and equipment	$ 993		316
Property and equipment	677
Current liabilities
Lease obligation	300
Lease obligation	300
Non-current liabilities
Lease liabilities	377
Lease obligation	377
Assets (liabilities)	$ 316		$ 316